UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

1.   Name and address of issuer:

              Robertson Stephens Investment Trust
              555 California Street
              San Francisco, CA 94104


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

     The Robertson Stephens Contrarian Fund (Class A & Class C)
     The Robertson Stephens Developing Countries Fund (Class A & Class C)
     The Robertson Stephens Diversified Growth Fund (Class A & Class C)
     The Robertson Stephens Emerging Growth Fund (Class A & Class C)
     The Robertson Stephens Global Low-Priced Stock Fund (Class A & Class C) The Robertson Stephens Global Natural Resources Fund (Class A & Class C) The Robertson Stephens Global Value Fund (Class A & Class C)
     The Robertson Stephens Growth & Income Fund (Class A & Class C)
     The Robertson Stephens Information Age Fund (Class A & Class C)
     The Robertson Stephens MicroCap Growth Fund (Class A & Class C)
     The Robertson Stephens Partners Fund (Class A & Class C)
     The Robertson Stephens Value + Growth Fund (Class A & Class C)

3.   Investment Company Act File Number:
              811-5159

     Securities Act File Number:
              33-16439

4(a). Last day of fiscal year for which this Form is filed:

                  12/31/97


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4(b). [ ]  Check box if this Form is being filed late (i.e., more than
           90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


5.    Calculation of registration fee:

         (i)      Aggregate sale price of
                  securities sold during the
                  fiscal year pursuant to
                  section 24(f):                           $2,947,463,401

         (ii)     Aggregate price of securities
                  redeemed or repurchased during
                  the fiscal year:                         $2,988,459,526

         (iii)    Aggregate price of securities
                  redeemed or repurchased during
                  any prior fiscal year ending no
                  earlier than October 11, 1995
                  that were not previously used to
                  reduce registration fees payable
                  to the Commission:                                   $0

         (iv)     Total available redemption
                  credits [add Items 5(ii) and 5(iii)]:   -$2,988,459,526

         (v)      Net sales -- if Item 5(i) is
                  greater than Item 5(iv)
                  [subtract Item 5(iv) from Item
                  5(i)]:                                           $________

          (vi)    Redemption credits available for
                  use in future years -- if Item
                  5(i) is less than Item 5(iv)
                  [subtract Item 5(iv) from Item
                  5(i)]:                                  ($40,996,125)

         (vii)    Multiplier for determining
                  registration fee (See
                  instruction C.9):                                  x1/3300

         (viii)   Registration fee due [multiply
                  Item 5(v) by Item 5(vii)] (enter
                  "O" if no fee is due):                                 =$0

6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.


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7.    Interest due -- if this Form is being filed
      more than 90 days after the end of the
      issuer's fiscal year (see Instruction D):                       +$0

8.    Total of the amount of the registration fee
      due plus any interest due [line 5(viii) plus
      line 7]:                                                        =$0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                  N/A

                  Method of Delivery:

                         [ ] Wire Transfer
                         [ ] Mail or other means


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                                   SIGNATURES

A copy of the Agreement and Declaration of Trust of the issuer is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of the issuer as Trustees and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers, or shareholders of the issuer individually but are binding only upon the assets and property of the issuer.

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Terry R. Otton
                         -------------------------
                          Terry R. Otton

Date:  March 27, 1998

  *Please print the name and title of the signing officer below the signature.


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